Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement of comprehensive income [abstract]
Loss for the period	£ (8,041)	£ (8,394)	£ (26,889)	£ (18,421)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	10	(15)	6	7
Other comprehensive income (expense) for the period	10	(15)	6	7
Total comprehensive loss for the period	(8,031)	(8,409)	(26,883)	(18,414)
Attributable to:
Equity holders of the Company	£ (8,031)	£ (8,409)	£ (26,883)	£ (18,414)